UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4576

                                BOND FUND SERIES
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                   Date of reporting period: DECEMBER 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP CONVERTIBLE CORPORATE BOND AND NOTES SECTORS
--------------------------------------------------------------------------------
Consumer Discretionary                                                     12.9%
--------------------------------------------------------------------------------
Health Care                                                                12.9
--------------------------------------------------------------------------------
Information Technology                                                     12.3
--------------------------------------------------------------------------------
Industrials                                                                 6.8
--------------------------------------------------------------------------------
Financials                                                                  4.0
--------------------------------------------------------------------------------
Telecommunication Services                                                  3.5
--------------------------------------------------------------------------------
Energy                                                                      3.0
--------------------------------------------------------------------------------
Utilities                                                                   2.5
--------------------------------------------------------------------------------
Materials                                                                   0.9

Portfolio holdings and strategies are subject to change. Percentages are as of December 31, 2005 and are based on net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Convertible Corporate Bonds and Notes           59.3%

Common and Preferred Stocks                     33.8

Structured Notes                                 4.3

Cash Equivalents                                 2.6
--------------------------------------------------------------------------------

Portfolio holdings and strategies are subject to change. Percentages are as of December 31, 2005 and are based on the total market value of investments.


                   9 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED DECEMBER 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO APPROPRIATE BROAD-BASED MARKET INDICES.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the fiscal year ended December 31, 2005, Oppenheimer Convertible Securities Fund Class A shares (without sales charge) performed competitively versus its primary and secondary benchmarks, as shown in the graphs that follow.

      Our favorable performance was attributed to an array of factors. First, our decision to overweight our exposure to the energy sector, which continued to fare well thanks to prolonged strength in the price of crude oil and natural gas, significantly added to returns for the fiscal year. Similarly, our decision to substantially underweight our exposure to auto-related convertibles--which generally suffered this period--helped performance. While these tactics proved to benefit our returns throughout the entire review period, we enjoyed a significant boost to returns from these decisions particularly in the second half of the year.

      Both absolute and relative performance was supported by our overweighted exposure to financial-services related convertibles, while our individual security selection within this industry sector further added to returns. The fact that we emphasized outperforming sub-segments of this category, such as insurance and investment-management companies, and sought to keep low our exposure to banks and savings and loan institutions, which lagged in a rising interest-rate environment, definitively added to the Fund's returns.

      Our careful security selection and active management of the portfolio's emphasis within the health care sector also positively impacted performance. Although the health care sector as a whole did not deliver uniformly strong performance, we enjoyed good success in terms of our individual security selection within this category. Select holdings such as Teva Pharmaceutical Industries, a generic pharmaceutical company, proved to deliver strong performance for the Fund particularly in the second half of the year, and thereby added to overall returns. Similarly, Omnicare, a large pharmacy-services company, was a significant outperformer in the second half of the year and added to performance.

      The fact that we effectively worked to refocus and sharpen the portfolio's overall quality profile over the course of the fiscal year positively contributed to our generally favorable returns this period. For a select portion of the portfolio, we had previously targeted underperforming companies that, in our opinion, represented good relative value with solid performance potential. This year, we refocused this portion of the portfolio on higher-quality companies with more consistent track records regarding their stock


                  10 | OPPENHEIMER CONVERTIBLE SECURITIES FUND performance and earnings momentum, and are pleased to report that this initiative positively impacted our returns for the year.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2005. In the case of Class A, Class B, and Class M shares, performance is over a 10-year period. In the case of Class C shares, performance is measured from inception of the Class on March 11, 1996. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A and Class M shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of the Lehman Brothers Aggregate Bond Index, Goldman Sachs Convertible Bond 100 Index, and the S&P 500 Index. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index of U.S. corporate bond issues, U.S. government securities and mortgage-backed securities, widely recognized as a measure of the performance of the domestic debt securities market. The Goldman Sachs Convertible Bond 100 Index is an unmanaged index of convertible securities. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.


                  11 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Convertible Securities Fund (Class A)

Lehman Brothers Aggregate Bond Index

Goldman Sachs Convertible Bond 100 Index

S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                        Oppenheimer Convertible
                            Securities Fund             S & P 500        Goldman Sachs Convertible      Lehman Brothers
                               (Class A)           Monthly Reinvested         Bond 100 index          Aggregate Bond Index
12/31/1995                        9,425                  10,000                   10,000                     10,000
03/31/1996                        9,625                  10,537                   10,605                      9,823
06/30/1996                        9,823                  11,009                   10,821                      9,879
09/30/1996                       10,033                  11,349                   11,147                     10,061
12/31/1996                       10,379                  12,295                   11,372                     10,363
03/31/1997                       10,580                  12,625                   11,525                     10,305
06/30/1997                       11,427                  14,827                   12,597                     10,684
09/30/1997                       12,319                  15,937                   13,909                     11,039
12/31/1997                       12,327                  16,395                   13,588                     11,364
03/31/1998                       13,361                  18,680                   14,764                     11,540
06/30/1998                       13,013                  19,300                   14,607                     11,810
09/30/1998                       11,636                  17,385                   12,873                     12,309
12/31/1998                       12,830                  21,084                   14,638                     12,351
03/31/1999                       13,039                  22,134                   14,893                     12,289
06/30/1999                       13,886                  23,691                   16,130                     12,181
09/30/1999                       13,568                  22,215                   15,624                     12,264
12/31/1999                       15,829                  25,518                   17,649                     12,249
03/31/2000                       16,735                  26,103                   18,735                     12,519
06/30/2000                       16,394                  25,409                   19,021                     12,737
09/30/2000                       16,577                  25,163                   19,879                     13,121
12/31/2000                       15,068                  23,196                   18,068                     13,673
03/31/2001                       14,524                  20,447                   17,157                     14,088
06/30/2001                       15,034                  21,643                   17,067                     14,168
09/30/2001                       13,635                  18,468                   15,507                     14,821
12/31/2001                       14,571                  20,441                   16,601                     14,828
03/31/2002                       14,687                  20,497                   16,278                     14,842
06/30/2002                       13,822                  17,753                   15,030                     15,390
09/30/2002                       12,643                  14,687                   13,666                     16,095
12/31/2002                       13,611                  15,925                   15,061                     16,348
03/31/2003                       13,972                  15,423                   15,331                     16,576
06/30/2003                       15,217                  17,796                   16,745                     16,991
09/30/2003                       15,621                  18,267                   17,290                     16,966
12/31/2003                       16,735                  20,490                   18,568                     17,019
03/31/2004                       17,232                  20,837                   19,181                     17,472
06/30/2004                       17,043                  21,195                   19,205                     17,045
09/30/2004                       16,851                  20,799                   19,002                     17,590
12/31/2004                       18,037                  22,718                   20,044                     17,758
03/31/2005                       17,238                  22,230                   19,339                     17,673
06/30/2005                       17,281                  22,535                   19,684                     18,204
09/30/2005                       18,182                  23,347                   20,646                     18,082
12/31/2005                       18,300                  23,833                   20,760                     18,189

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 12/31/05

1-Year -4.34%      5-Year 2.74%      10-Year 6.23%


                  12 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Convertible Securities Fund (Class B)

Lehman Brothers Aggregate Bond Index

Goldman Sachs Convertible Bond 100 Index

S&P 500 Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                         Oppenheimer Convertible
                              Securities Fund            S & P 500        Goldman Sachs Convertible      Lehman Brothers
                                (Class B)           Monthly Reinvested         Bond 100 index          Aggregate Bond Index
12/31/1995                        10,000                  10,000                     10,000                   10,000
03/31/1996                        10,192                  10,537                     10,605                    9,823
06/30/1996                        10,381                  11,009                     10,821                    9,879
09/30/1996                        10,583                  11,349                     11,147                   10,061
12/31/1996                        10,928                  12,295                     11,372                   10,363
03/31/1997                        11,119                  12,625                     11,525                   10,305
06/30/1997                        11,987                  14,827                     12,597                   10,684
09/30/1997                        12,898                  15,937                     13,909                   11,039
12/31/1997                        12,887                  16,395                     13,588                   11,364
03/31/1998                        13,941                  18,680                     14,764                   11,540
06/30/1998                        13,543                  19,300                     14,607                   11,810
09/30/1998                        12,088                  17,385                     12,873                   12,309
12/31/1998                        13,313                  21,084                     14,638                   12,351
03/31/1999                        13,504                  22,134                     14,893                   12,289
06/30/1999                        14,344                  23,691                     16,130                   12,181
09/30/1999                        13,999                  22,215                     15,624                   12,264
12/31/1999                        16,289                  25,518                     17,649                   12,249
03/31/2000                        17,188                  26,103                     18,735                   12,519
06/30/2000                        16,807                  25,409                     19,021                   12,737
09/30/2000                        16,968                  25,163                     19,879                   13,121
12/31/2000                        15,386                  23,196                     18,068                   13,673
03/31/2001                        14,800                  20,447                     17,157                   14,088
06/30/2001                        15,291                  21,643                     17,067                   14,168
09/30/2001                        13,842                  18,468                     15,507                   14,821
12/31/2001                        14,773                  20,441                     16,601                   14,828
03/31/2002                        14,891                  20,497                     16,278                   14,842
06/30/2002                        14,014                  17,753                     15,030                   15,390
09/30/2002                        12,818                  14,687                     13,666                   16,095
12/31/2002                        13,800                  15,925                     15,061                   16,348
03/31/2003                        14,166                  15,423                     15,331                   16,576
06/30/2003                        15,428                  17,796                     16,745                   16,991
09/30/2003                        15,838                  18,267                     17,290                   16,966
12/31/2003                        16,968                  20,490                     18,568                   17,019
03/31/2004                        17,471                  20,837                     19,181                   17,472
06/30/2004                        17,280                  21,195                     19,205                   17,045
09/30/2004                        17,085                  20,799                     19,002                   17,590
12/31/2004                        18,287                  22,718                     20,044                   17,758
03/31/2005                        17,477                  22,230                     19,339                   17,673
06/30/2005                        17,521                  22,535                     19,684                   18,204
09/30/2005                        18,434                  23,347                     20,646                   18,082
12/31/2005                        18,556                  23,833                     20,760                   18,189

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 12/31/05

1-Year -4.17%      5-Year 2.81%      10-Year 6.38%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD; AND FOR CLASS M SHARES, A SALES CHARGE OF 3.25%. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                  13 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Convertible Securities Fund (Class C)

Lehman Brothers Aggregate Bond Index

Goldman Sachs Convertible Bond 100 Index

S&P 500 Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                        Oppenheimer Convertible
                            Securities Fund            S & P 500        Goldman Sachs Convertible      Lehman Brothers
                               (Class C)          Monthly Reinvested         Bond 100 index          Aggregate Bond Index
03/11/1996                       10,000                 10,000                   10,000                     10,000
03/31/1996                       10,048                 10,096                   10,138                      9,930
06/30/1996                       10,235                 10,549                   10,344                      9,987
09/30/1996                       10,426                 10,875                   10,656                     10,172
12/31/1996                       10,774                 11,781                   10,871                     10,477
03/31/1997                       10,955                 12,097                   11,017                     10,418
06/30/1997                       11,811                 14,207                   12,041                     10,801
09/30/1997                       12,711                 15,271                   13,296                     11,160
12/31/1997                       12,701                 15,710                   12,989                     11,488
03/31/1998                       13,742                 17,899                   14,114                     11,667
06/30/1998                       13,349                 18,494                   13,964                     11,939
09/30/1998                       11,921                 16,658                   12,306                     12,444
12/31/1998                       13,122                 20,202                   13,993                     12,486
03/31/1999                       13,311                 21,209                   14,237                     12,424
06/30/1999                       14,140                 22,701                   15,420                     12,315
09/30/1999                       13,812                 21,287                   14,936                     12,399
12/31/1999                       16,062                 24,452                   16,871                     12,384
03/31/2000                       16,950                 25,012                   17,909                     12,657
06/30/2000                       16,573                 24,347                   18,183                     12,877
09/30/2000                       16,722                 24,111                   19,003                     13,265
12/31/2000                       15,169                 22,226                   17,272                     13,823
03/31/2001                       14,591                 19,593                   16,401                     14,243
06/30/2001                       15,076                 20,739                   16,315                     14,323
09/30/2001                       13,644                 17,696                   14,823                     14,984
12/31/2001                       14,566                 19,587                   15,869                     14,991
03/31/2002                       14,643                 19,641                   15,561                     15,005
06/30/2002                       13,753                 17,011                   14,367                     15,559
09/30/2002                       12,567                 14,074                   13,064                     16,272
12/31/2002                       13,489                 15,259                   14,398                     16,528
03/31/2003                       13,822                 14,779                   14,655                     16,758
06/30/2003                       15,038                 17,053                   16,007                     17,177
09/30/2003                       15,396                 17,504                   16,528                     17,152
12/31/2003                       16,476                 19,634                   17,750                     17,206
03/31/2004                       16,920                 19,966                   18,335                     17,664
06/30/2004                       16,704                 20,310                   18,359                     17,232
09/30/2004                       16,497                 19,930                   18,165                     17,783
12/31/2004                       17,611                 21,769                   19,160                     17,953
03/31/2005                       16,798                 21,301                   18,487                     17,867
06/30/2005                       16,808                 21,593                   18,816                     18,404
09/30/2005                       17,651                 22,371                   19,737                     18,280
12/31/2005                       17,738                 22,837                   19,845                     18,389

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 12/31/05

1-Year -0.25%      5-Year 3.18%      Since Inception (3/11/96) 6.02%


                  14 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

CLASS M SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Convertible Securities Fund (Class M)

Lehman Brothers Aggregate Bond Index

Goldman Sachs Convertible Bond 100 Index

S&P 500 Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                       Oppenheimer Convertible
                           Securities Fund            S & P 500         Goldman Sachs Convertible      Lehman Brothers
                             (Class M)            Monthly Reinvested         Bond 100 index          Aggregate Bond Index
12/31/1995                      9,675                   10,000                   10,000                     10,000
03/31/1996                      9,867                   10,537                   10,605                      9,823
06/30/1996                     10,058                   11,009                   10,821                      9,879
09/30/1996                     10,260                   11,349                   11,147                     10,061
12/31/1996                     10,602                   12,295                   11,372                     10,363
03/31/1997                     10,794                   12,625                   11,525                     10,305
06/30/1997                     11,637                   14,827                   12,597                     10,684
09/30/1997                     12,531                   15,937                   13,909                     11,039
12/31/1997                     12,530                   16,395                   13,588                     11,364
03/31/1998                     13,566                   18,680                   14,764                     11,540
06/30/1998                     13,195                   19,300                   14,607                     11,810
09/30/1998                     11,783                   17,385                   12,873                     12,309
12/31/1998                     12,979                   21,084                   14,638                     12,351
03/31/1999                     13,177                   22,134                   14,893                     12,289
06/30/1999                     14,007                   23,691                   16,130                     12,181
09/30/1999                     13,678                   22,215                   15,624                     12,264
12/31/1999                     15,930                   25,518                   17,649                     12,249
03/31/2000                     16,821                   26,103                   18,735                     12,519
06/30/2000                     16,458                   25,409                   19,021                     12,737
09/30/2000                     16,619                   25,163                   19,879                     13,121
12/31/2000                     15,086                   23,196                   18,068                     13,673
03/31/2001                     14,520                   20,447                   17,157                     14,088
06/30/2001                     15,013                   21,643                   17,067                     14,168
09/30/2001                     13,597                   18,468                   15,507                     14,821
12/31/2001                     14,525                   20,441                   16,601                     14,828
03/31/2002                     14,612                   20,497                   16,278                     14,842
06/30/2002                     13,733                   17,753                   15,030                     15,390
09/30/2002                     12,558                   14,687                   13,666                     16,095
12/31/2002                     13,486                   15,925                   15,061                     16,348
03/31/2003                     13,835                   15,423                   15,331                     16,576
06/30/2003                     15,066                   17,796                   16,745                     16,991
09/30/2003                     15,436                   18,267                   17,290                     16,966
12/31/2003                     16,533                   20,490                   18,568                     17,019
03/31/2004                     17,005                   20,837                   19,181                     17,472
06/30/2004                     16,821                   21,195                   19,205                     17,045
09/30/2004                     16,645                   20,799                   19,002                     17,590
12/31/2004                     17,804                   22,718                   20,044                     17,758
03/31/2005                     17,017                   22,230                   19,339                     17,673
06/30/2005                     17,063                   22,535                   19,684                     18,204
09/30/2005                     17,955                   23,347                   20,646                     18,082
12/31/2005                     18,080                   23,833                   20,760                     18,189

AVERAGE ANNUAL TOTAL RETURNS OF CLASS M SHARES WITH SALES CHARGE OF THE FUND AT 12/31/05

1-Year -1.75%      5-Year 3.01%      10-Year 6.10%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD; AND FOR CLASS M SHARES, A SALES CHARGE OF 3.25%. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                  15 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Convertible Securities Fund (Class N)

Lehman Brothers Aggregate Bond Index

Goldman Sachs Convertible Bond 100 Index

S&P 500 Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                        Oppenheimer Convertible
                            Securities Fund             S & P 500         Goldman Sachs Convertible      Lehman Brothers
                               (Class N)           Monthly Reinvested          Bond 100 index          Aggregate Bond Index
03/01/2001                       10,000                  10,000                    10,000                     10,000
03/31/2001                        9,690                   9,367                     9,518                     10,050
06/30/2001                       10,020                   9,915                     9,468                     10,107
09/30/2001                        9,073                   8,460                     8,602                     10,573
12/31/2001                        9,698                   9,364                     9,209                     10,578
03/31/2002                        9,770                   9,390                     9,030                     10,588
06/30/2002                        9,188                   8,132                     8,338                     10,979
09/30/2002                        8,398                   6,728                     7,581                     11,482
12/31/2002                        9,027                   7,295                     8,355                     11,663
03/31/2003                        9,257                   7,065                     8,505                     11,825
06/30/2003                       10,072                   8,153                     9,289                     12,121
09/30/2003                       10,328                   8,368                     9,591                     12,103
12/31/2003                       11,054                   9,387                    10,300                     12,141
03/31/2004                       11,371                   9,545                    10,640                     12,464
06/30/2004                       11,233                   9,710                    10,654                     12,159
09/30/2004                       11,094                   9,528                    10,541                     12,548
12/31/2004                       11,861                  10,407                    11,119                     12,668
03/31/2005                       11,323                  10,184                    10,728                     12,607
06/30/2005                       11,339                  10,323                    10,919                     12,986
09/30/2005                       11,916                  10,695                    11,453                     12,899
12/31/2005                       11,984                  10,918                    11,517                     12,976

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 12/31/05

1-Year 0.07%      5-Year N/A      Since Inception (3/1/01) 3.82%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD; AND FOR CLASS M SHARES, A SALES CHARGE OF 3.25%. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                  16 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 5/1/95. The Fund's maximum sales charge for Class A shares was lower prior to 3/11/96, so actual performance may have been higher. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 5/1/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/11/96. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                  17 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES
--------------------------------------------------------------------------------

CLASS M shares of the Fund were first publicly offered on 6/3/86. Class M returns include the current maximum initial sales charge of 3.25%. Prior to March 11, 1996, Class M shares were designated as Class A shares. While Class M shares are subject to an annual 0.50% asset-based sales charge, the Board has set that charge at zero effective February 11, 2004.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  18 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  19 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                            BEGINNING       ENDING           EXPENSES
                            ACCOUNT         ACCOUNT          PAID DURING
                            VALUE           VALUE            6 MONTHS ENDED
                            (7/1/05)        (12/31/05)       DECEMBER 31, 2005
--------------------------------------------------------------------------------
Class A Actual              $1,000.00       $1,059.40        $5.15
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00        1,020.21         5.05
--------------------------------------------------------------------------------
Class B Actual               1,000.00        1,055.00         9.52
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00        1,015.98         9.34
--------------------------------------------------------------------------------
Class C Actual               1,000.00        1,055.30         9.21
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00        1,016.28         9.04
--------------------------------------------------------------------------------
Class M Actual               1,000.00        1,059.60         4.89
--------------------------------------------------------------------------------
Class M Hypothetical         1,000.00        1,020.47         4.80
--------------------------------------------------------------------------------
Class N Actual               1,000.00        1,056.90         7.65
--------------------------------------------------------------------------------
Class N Hypothetical         1,000.00        1,017.80         7.50

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2005 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A               0.99%
-------------------------------
Class B               1.83
-------------------------------
Class C               1.77
-------------------------------
Class M               0.94
-------------------------------
Class N               1.47

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                  20 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  December 31, 2005
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL             VALUE
                                                                                             AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--58.8%
----------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.9%
----------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.7%
Goodyear Tire & Rubber Co. (The), 4.50% Cv. Sr. Nts., 6/15/34 1                         $ 2,000,000      $  3,130,000
----------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.0%
Caesars Entertainment, Inc., 4.15% Cv. Sr. Unsec. Nts., 4/15/24 2                         3,000,000         3,837,930
----------------------------------------------------------------------------------------------------------------------
Carnival Corp., 2% Cv. Sr. Unsec. Unsub. Debs., 4/15/21                                   6,500,000         8,970,000
----------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 3.375% Cv. Sr. Unsec. Unsub. Nts., 4/15/23                           5,000,000         5,906,250
----------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 0.75% Cv. Sr. Sub. Nts., 12/1/24                                  6,000,000         6,457,500
----------------------------------------------------------------------------------------------------------------------
Shuffle Master, Inc., 1.25% Cv. Sr. Unsec. Nts., 4/15/24 1                                2,000,000         2,105,000
                                                                                                         -------------
                                                                                                           27,276,680

----------------------------------------------------------------------------------------------------------------------
MEDIA--4.1%
Charter Communications, Inc., 5.875% Cv. Sr. Nts., 11/16/09 1                             2,000,000         1,497,500
----------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 0.75% Exchangeable Sr. Unsec. Debs., 3/30/23
(exchangeable for Time Warner, Inc., common stock) 1                                      7,000,000         7,525,000
----------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 2.125% Cv. Sr. Unsec. Nts., 4/15/23                                6,000,000         6,030,000
----------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 1.75% Cv. Sr. Nts., 12/1/09 1                          4,000,000         3,475,000
                                                                                                         -------------
                                                                                                           18,527,500

----------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.1%
CSK Auto Corp., 3.375% Cv. Sr. Nts., 8/15/25 1                                            4,000,000         3,720,000
----------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc., 0.861% Cv. Sr. Nts., 10/19/21 2                                        5,000,000         5,825,000
                                                                                                         -------------
                                                                                                            9,545,000

----------------------------------------------------------------------------------------------------------------------
ENERGY--3.0%
----------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.0%
Halliburton Co., 3.125% Cv. Sr. Nts., 7/15/23 1                                           4,000,000         6,860,000
----------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd., 1.50% Cv. Sr. Unsec. Debs., Series A, 6/1/23                           5,000,000         6,900,000
                                                                                                         -------------
                                                                                                           13,760,000

----------------------------------------------------------------------------------------------------------------------
FINANCIALS--4.0%
----------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.3%
BlackRock, Inc.:
2.625% Cv. Sr. Nts., 2/15/35                                                              1,000,000         1,160,000
2.625% Cv. Sr. Nts., 2/15/35 1                                                            4,000,000         4,640,000
                                                                                                         -------------
                                                                                                            5,800,000

----------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.4%
American Express Co., 1.85% Cv. Sr. Nts., 12/1/33 1,2                                     6,000,000         6,397,500
----------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.3%
Host Marriott LP, 3.25% Cv. Sr. Debs., 4/15/24 1                                          5,000,000         5,856,250


                  21 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL             VALUE
                                                                                             AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE--12.9%
----------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.4%
Amylin Pharmaceuticals, Inc., 2.50% Cv. Sr. Unsec. Nts., 4/15/11 1                      $ 2,000,000      $  2,570,000
----------------------------------------------------------------------------------------------------------------------
Genzyme Corp., 1.25% Cv. Sr. Nts., 12/1/23 1                                              6,000,000         6,802,500
----------------------------------------------------------------------------------------------------------------------
Invitrogen Corp., 1.50% Cv. Sr. Unsec. Nts., 2/15/24                                      7,000,000         5,950,000
                                                                                                         -------------
                                                                                                           15,322,500

----------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
Cytyc Corp.:
2.25% Cv. Sr. Nts., 3/15/24 1                                                             2,000,000         2,215,000
2.25% Cv. Sr. Nts., 3/15/24                                                               2,000,000         2,215,000
----------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 3.25% Cv. Sr. Sub. Nts., 3/1/24                    5,000,000         4,993,750
                                                                                                         -------------
                                                                                                            9,423,750

----------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.9%
Health Management Associates, Inc., 1.50% Cv. Sr. Sub. Nts., 8/1/23                       6,500,000         6,540,625
----------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc., 3% Cv. Sr. Nts., 6/15/33                                          6,000,000         6,037,500
----------------------------------------------------------------------------------------------------------------------
Omnicare, Inc., 3.25% Cv. Sr. Unsec. Debs., 12/15/35                                      5,000,000         4,987,500
                                                                                                         -------------
                                                                                                           17,565,625

----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.5%
Allergan, Inc., 0.02% Cv. Sr. Unsec. Nts., 11/6/22 3                                      5,000,000         6,187,500
----------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance II LLC, 0.50% Cv. Sr. Sec. Debs., Series A, 2/1/24
(cv. into ADRs of Teva Pharmaceutical Industries Ltd.)                                    5,000,000         5,962,500
----------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc., 1.75% Cv. Sr. Unsec. Debs., 3/15/23                         4,000,000         3,830,000
                                                                                                         -------------
                                                                                                           15,980,000

----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.8%
----------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.1%
Alliant Techsystems, Inc., 2.75% Cv. Sr. Sub. Nts., 2/15/24                               6,000,000         6,502,500
----------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 4.31% Cv. Sr. Nts., 8/15/33 2                                      7,000,000         7,499,660
                                                                                                         -------------
                                                                                                           14,002,160

----------------------------------------------------------------------------------------------------------------------
AIRLINES--0.6%
Continental Airlines, Inc., 4.50% Cv. Sr. Unsec. Unsub. Nts., 2/1/07                      3,000,000         2,812,500
----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.0%
Tyco International Group SA, 2.75% Cv. Sr. Unsec. Unsub. Debs.,
Series A, 1/15/18                                                                         7,000,000         8,898,750
----------------------------------------------------------------------------------------------------------------------
MACHINERY--1.1%
Danaher Corp., 2.46% Cv. Sr. Unsec. Unsub. Liquid Yield Option Nts., 1/22/21 3            5,000,000         4,131,250
----------------------------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc.:
2.888% Cv. Sub. Nts., 12/31/05 4                                                          3,626,256           580,201
8.25% Cv. Sub. Nts., 1/3/07 4                                                             2,962,671           474,027
                                                                                                         -------------
                                                                                                            5,185,478


                  22 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                          PRINCIPAL             VALUE
                                                                                             AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.3%
----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.3%
Andrew Corp., 3.25% Cv. Sub. Nts., 8/15/13                                              $ 3,000,000      $  3,022,500
----------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc., 0% Cv. Sr. Unsec. Zero Yield Puttable
Securities, 5/15/23 3                                                                     4,000,000         6,055,000
----------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 2.75% Cv. Sr. Unsec. Debs., Series A, 6/15/23                  2,000,000         2,005,000
----------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp., 4.25% Cv. Sr. Unsec. Nts., 9/1/08                                  7,500,000         6,928,125
----------------------------------------------------------------------------------------------------------------------
UTStarcom, Inc., 0.875% Cv. Sr. Unsec. Sub. Nts., 3/1/08                                  2,000,000         1,632,500
                                                                                                         -------------
                                                                                                           19,643,125

----------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.9%
Yahoo!, Inc., 0% Cv. Sr. Unsec. Nts., 4/1/08 3                                            2,000,000         3,842,500
----------------------------------------------------------------------------------------------------------------------
IT SERVICES--3.1%
Amdocs Ltd., 0.50% Cv. Nts., 3/15/24                                                      4,000,000         3,605,000
----------------------------------------------------------------------------------------------------------------------
BearingPoint, Inc., 3% Cv. Sub. Nts., 12/15/24 1,2                                        3,000,000         2,801,250
----------------------------------------------------------------------------------------------------------------------
DST Systems, Inc., 3.625% Cv. Sr. Unsec. Debs., Series B, 8/15/23                         6,000,000         7,792,500
                                                                                                         -------------
                                                                                                           14,198,750

----------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.1%
Agere Systems, Inc., 6.50% Cv. Unsec. Unsub. Nts., 12/15/09
(cv. into Agere Systems, Inc., Cl. A common stock)                                        5,000,000         4,943,750
----------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp., 1.25% Cv. Unsec. Sub. Nts., 6/15/08                          2,000,000         2,275,000
----------------------------------------------------------------------------------------------------------------------
Intel Corp., 2.95% Cv. Unsec. Sub. Debs., 12/15/35 4                                      3,000,000         2,934,390
----------------------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc., 4.75% Cv. Unsec. Sub. Nts., 11/15/07                            4,000,000         3,905,000
                                                                                                         -------------
                                                                                                           14,058,140

----------------------------------------------------------------------------------------------------------------------
SOFTWARE--0.9%
Mentor Graphics Corp., 6.875% Cv. Unsec. Sub. Nts., 6/15/07 4                             4,000,000         3,995,000
----------------------------------------------------------------------------------------------------------------------
MATERIALS--0.9%
----------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.9%
Inco Ltd., 1.094% Cv. Unsec. Unsub. Debs., 3/14/23                                        3,000,000         4,260,000
----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.5%
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
American Tower Corp., 3% Cv. Sr. Nts., 8/15/12                                            5,000,000         7,225,000
----------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.9%
NII Holdings, Inc., 2.75% Cv. Nts., 8/15/25 1                                             8,000,000         8,730,000
----------------------------------------------------------------------------------------------------------------------
UTILITIES--2.5%
----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
CMS Energy Corp., 2.875% Cv. Sr. Nts., 12/1/24                                            4,500,000         5,259,375
----------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.3%
CenterPoint Energy, Inc., 3.75% Cv. Sr. Unsec. Nts., Series B, 5/15/23                    5,000,000         5,900,000
                                                                                                         -------------
Total Convertible Corporate Bonds and Notes (Cost $255,902,112)                                           266,595,583


                  23 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                VALUE
                                                                                             SHARES        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--26.8%
----------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.0%
----------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.0%
Ford Motor Co. Capital Trust II, 6.50% Cum. Cv. Trust Preferred
Securities, Non-Vtg                                                                         100,000      $  2,760,000
----------------------------------------------------------------------------------------------------------------------
General Motors Corp., 4.50% Cv. Sr. Debs., Series A                                         300,000         6,258,000
                                                                                                         -------------
                                                                                                            9,018,000

----------------------------------------------------------------------------------------------------------------------
ENERGY--4.9%
----------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.4%
NRG Energy, Inc., 4% Cv., Non-Vtg                                                             5,000         6,511,875
----------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.5%
Amerada Hess Corp., 7% Cv., Non-Vtg                                                          60,000         6,484,800
----------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 4.50% Cum. Cv., Non-Vtg                                             50,000         4,825,500
----------------------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99% Cv. 1                                                                    4,000         4,388,500
                                                                                                         -------------
                                                                                                           15,698,800

----------------------------------------------------------------------------------------------------------------------
FINANCIALS--11.3%
----------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.3%
Lehman Brothers Holdings, Inc., 6.25% Cv. Premium Income Equity
Linked Nts., 10/15/07 (linked to General Mills, Inc. common stock)                          220,000         5,775,000
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.4%
Marshall & Ilsley Corp., 6.50% Cv                                                           200,000         5,296,000
----------------------------------------------------------------------------------------------------------------------
Washington Mutual Capital Trust 2001, 5.375% Cum. Cv. Units
(each unit consists of one preferred stock and one warrant to
purchase shares of Washington Mutual, Inc.), Non-Vtg. 5                                     100,000         5,458,200
                                                                                                         -------------
                                                                                                           10,754,200

----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.1%
State Street Corp., 4% Cv. 6                                                                 25,000           451,000
----------------------------------------------------------------------------------------------------------------------
INSURANCE--5.8%
Chubb Corp. (The), 7% Cv. Equity Units (each unit consists of one purchase contract of Chubb Corp. (The) common stock and $25
principal amount of Chubb Corp. (The), 2.25% sr. nts., 8/16/08) 5                           100,000         3,518,000
----------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., 6% Cv                                                             200,000         7,612,000
----------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 7% Cv. Equity Units (each unit has a stated amount of $50 and consists of a purchase contract to purchase
Hartford Financial Services Group, Inc. (The) common stock and a normal unit which consists of $1,000 principal amount of Hartford Financial
Services Group, Inc. (The), 2.56% sr. nts., 8/16/08) 5                                      100,000         7,713,000
----------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.375% Cv. Equity Units, Series B (each equity unit consists of a fractional interest in trust preferred securities as well as a stock
purchase contract to purchase MetLife, Inc., series a and series b) 5                       200,000         5,510,000
----------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., 6.50% Cv                                                                   100,000         2,234,000
                                                                                                         -------------
                                                                                                           26,587,000


                  24 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                                                VALUE
                                                                                             SHARES        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.7%
Simon Property Group, Inc., 6% Cv., Non-Vtg                                                 120,000      $  7,716,000
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE--2.7%
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Baxter International, Inc., 7% Cv. Equity Units (each equity unit has a stated value of $50 and consists of a purchase contract to purchase
Baxter International, Inc. common stock and $50 principal amount of
Baxter International, Inc., 3.60% sr. nts., 2/16/08), Non-Vtg. 5                            130,000         6,987,500
----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.2%
Schering-Plough Corp., 6% Cv                                                                100,000         5,379,000
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.7%
----------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.9%
Northrop Grumman Corp., 7% Cum. Cv., Series B                                                30,000         3,815,100
----------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
United Rentals Trust I, 6.50% Cv. Quarterly Income Preferred Securities,
Non-Vtg                                                                                      85,000         3,633,750
----------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--2.1%
----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.0%
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg                                  5,000         4,787,500
----------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.1%
Xerox Corp., 6.25% Cv                                                                        40,000         4,896,000
----------------------------------------------------------------------------------------------------------------------
MATERIALS--1.3%
----------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.3%
Freeport-McMoRan Copper & Gold, Inc., 5.50% Cv                                                5,000         5,871,250
----------------------------------------------------------------------------------------------------------------------
UTILITIES--0.8%
----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
AES Trust VII, 6% Cv., Non-Vtg                                                               75,000         3,609,375
                                                                                                         -------------
Total Preferred Stocks (Cost $111,899,210)                                                                121,491,350

----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--6.8%
----------------------------------------------------------------------------------------------------------------------
Alltel Corp.                                                                                 80,000         5,048,000
----------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                           50,000         3,736,000
----------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                                       68,127         3,370,243
----------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                            80,000         4,808,000
----------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                          60,000         5,517,000
----------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                             25,000         2,992,250
----------------------------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc. 4,6                                                            197,142               591
----------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                                   229,535         5,318,326
                                                                                                         -------------
Total Common (Cost $24,865,621)                                                                            30,790,410


                  25 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL             VALUE
                                                                                             AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--4.3%
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Cisco Systems, Inc. Cv. Linked Nts.,
4%, 12/30/05                                                                            $   277,687      $  4,767,886
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Cv. Linked Nts., Series BIIB, 7.25%,
3/14/06
(linked to the performance of Biogen Idec, Inc.)                                          4,000,000         4,540,600
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Cv. Premium Equity Participating Security, 2.50%, 10/2/06
(exchangeable for General Electric Co. common stock) 4                                      298,463        10,179,081
                                                                                                         -------------
Total Structured Notes (Cost $19,000,031)                                                                  19,487,567

----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.6%
----------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.97% in joint repurchase agreement (Principal Amount/
Value $1,203,488,000, with a maturity value of $1,204,036,256) with UBS Warburg
LLC, 4.10%, dated 12/30/05, to be repurchased at $11,624,293 on 1/3/06, collateralized by Federal Home Loan Mortgage Corp., 5%--5.50%,
1/1/35--11/1/35, with a value of $565,118,538 and Federal
National Mortgage Assn., 5.50%--6%, 11/1/34--1/1/36,
with a value of $676,946,908 (Cost $11,619,000)                                          11,619,000        11,619,000
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $423,285,974)                                                99.3%      449,983,910
----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                 0.7         3,271,204
                                                                                        ------------------------------
NET ASSETS                                                                                    100.0%     $453,255,114
                                                                                        ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $72,713,500 or 16.04% of the Fund's net assets as of December 31, 2005.

2. Represents the current interest rate for a variable or increasing rate security.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Illiquid security. The aggregate value of illiquid securities as of December 31, 2005 was $18,163,290, which represents 4.01% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.

5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

6. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES December 31, 2005
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (cost $423,285,974)--see accompanying statement of investments     $ 449,983,910
-------------------------------------------------------------------------------------------------------
Cash                                                                                           769,557
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                       2,126,320
Investments sold                                                                             1,062,967
Shares of beneficial interest sold                                                           1,010,956
Other                                                                                           27,486
                                                                                         --------------
Total assets                                                                               454,981,196

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                       1,139,394
Distribution and service plan fees                                                             282,737
Shareholder communications                                                                     105,971
Trustees' compensation                                                                         100,980
Transfer and shareholder servicing agent fees                                                   68,389
Other                                                                                           28,611
                                                                                         --------------
Total liabilities                                                                            1,726,082

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 453,255,114
                                                                                         ==============

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $ 537,145,681
-------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                             (4,601,685)
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                              (105,986,818)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                  26,697,936
                                                                                         --------------
NET ASSETS                                                                               $ 453,255,114
                                                                                         ==============


                  27 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $251,033,002 and
18,993,327 shares of beneficial interest outstanding)                                               $13.22
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)     $14.03
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $58,482,872 and 4,417,994 shares of
beneficial interest outstanding)                                                                    $13.24
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $62,231,424 and 4,710,931 shares of
beneficial interest outstanding)                                                                    $13.21
-----------------------------------------------------------------------------------------------------------
Class M Shares:
Net asset value and redemption price per share (based on net assets of $79,022,615 and
5,982,776 shares of beneficial interest outstanding)                                                $13.21
Maximum offering price per share (net asset value plus sales charge of 3.25% of offering price)     $13.65
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $2,485,201 and 188,016 shares of
beneficial interest outstanding)                                                                    $13.22

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                          $  9,412,310
--------------------------------------------------------------------------------
Interest                                                              8,850,568
--------------------------------------------------------------------------------
Other income                                                              6,228
                                                                   -------------
Total investment income                                              18,269,106

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       2,455,646
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 659,287
Class B                                                                 681,156
Class C                                                                 692,778
Class M                                                                 195,860
Class N                                                                  11,877
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 418,087
Class B                                                                 134,491
Class C                                                                 113,669
Class M                                                                 101,281
Class N                                                                   8,437
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  89,511
Class B                                                                  32,210
Class C                                                                  22,804
Class M                                                                  19,986
Class N                                                                   1,195
--------------------------------------------------------------------------------
Accounting service fees                                                 154,243
--------------------------------------------------------------------------------
Custodian fees and expenses                                              10,267
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                   118,451
                                                                   -------------
Total expenses                                                        5,922,736
Less reduction to custodian expenses                                     (7,876)
Less waivers and reimbursements of expenses                                (385)
                                                                   ------------
Net expenses                                                          5,914,475

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                12,354,631

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                     12,688,258
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                (23,076,957)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  1,965,932
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  29 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                 2005              2004
-----------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income                                          $  12,354,631     $  18,481,548
-----------------------------------------------------------------------------------------------
Net realized gain                                                 12,688,258        29,046,375
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation                            (23,076,957)       (4,905,531)
                                                               --------------------------------
Net increase in net assets resulting from operations               1,965,932        42,622,392

-----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                          (12,158,423)      (15,613,529)
Class B                                                           (2,373,869)       (3,901,818)
Class C                                                           (2,499,131)       (3,350,297)
Class M                                                           (3,875,859)       (5,064,498)
Class N                                                              (98,537)          (83,852)

-----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                          (58,200,165)        1,054,354
Class B                                                          (23,575,464)      (50,450,935)
Class C                                                          (16,051,502)       (3,149,841)
Class M                                                          (18,593,755)      (16,303,106)
Class N                                                              419,514           631,345

-----------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------
Total decrease                                                  (135,041,259)      (53,609,785)
-----------------------------------------------------------------------------------------------
Beginning of period                                              588,296,373       641,906,158
                                                               --------------------------------
End of period (including accumulated net investment loss of
 $4,601,685 and $4,639,826, respectively)                      $ 453,255,114     $ 588,296,373
                                                               ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  30 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED DECEMBER 31,                    2005           2004           2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  13.63       $  13.27       $  11.29      $  12.76      $  13.85
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .35 1          .43 1          .56           .57           .48
Net realized and unrealized gain (loss)                (.16)           .58           1.98         (1.41)         (.94)
                                                   --------------------------------------------------------------------
Total from investment operations                        .19           1.01           2.54          (.84)         (.46)
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.60)          (.65)          (.56)         (.63)         (.63)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  13.22       $  13.63       $  13.27      $  11.29      $  12.76
                                                   ====================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     1.50%          7.74%         22.95%        (6.59)%       (3.30)%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $251,033       $319,478       $310,641      $202,968      $187,458
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $277,049       $321,729       $252,347      $190,677      $197,514
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  2.66%          3.24%          4.48%         4.77%         3.58%
Total expenses                                         0.97%          0.94%          0.94%         0.99%         0.95%
Expenses after payments and waivers and
reduction to custodian expenses                        0.96%          0.94%          0.94%         0.99%         0.95%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  50%            54%            61%           52%           69%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  31 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED DECEMBER 31,                   2005            2004            2003             2002            2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 13.65        $  13.29        $  11.30         $  12.79        $  13.87
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .24 1           .33 1           .43              .43             .38
Net realized and unrealized gain (loss)               (.15)            .58            2.02            (1.38)           (.93)
                                                   --------------------------------------------------------------------------
Total from investment operations                       .09             .91            2.45             (.95)           (.55)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.50)           (.55)           (.46)            (.54)           (.53)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 13.24        $  13.65        $  13.29         $  11.30        $  12.79
                                                   ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    0.68%           6.92%          22.07%           (7.44)%         (3.97)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $58,483        $ 84,816        $133,058         $154,350        $286,829
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $68,098        $102,670        $139,757         $213,259        $330,806
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 1.84%           2.47%           3.79%            3.95%           2.75%
Total expenses                                        1.79% 4         1.75% 4         1.74% 4,5        1.77% 4         1.71% 4
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 50%             54%             61%              52%             69%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  32 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

CLASS C     YEAR ENDED DECEMBER 31,                   2005           2004           2003            2002           2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 13.62        $ 13.27        $ 11.28         $ 12.76        $ 13.84
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .25 1          .33 1          .46             .46            .38
Net realized and unrealized gain (loss)               (.16)           .57           1.99           (1.40)          (.93)
                                                   -----------------------------------------------------------------------
Total from investment operations                       .09            .90           2.45            (.94)          (.55)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.50)          (.55)          (.46)           (.54)          (.53)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 13.21        $ 13.62        $ 13.27         $ 11.28        $ 12.76
                                                   =======================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    0.72%          6.89%         22.14%          (7.39)%        (3.98)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $62,231        $80,995        $82,149         $61,031        $76,846
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $69,275        $82,470        $69,787         $66,391        $85,774
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 1.89%          2.48%          3.73%           3.97%          2.80%
Total expenses                                        1.74% 4        1.70% 4        1.70% 4,5       1.76% 4        1.71% 4
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 50%            54%            61%             52%            69%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  33 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS M     YEAR ENDED DECEMBER 31,                   2005            2004             2003             2002            2001
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 13.62        $  13.27         $  11.28         $  12.76        $  13.84
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .36 1           .43 1            .50              .49             .41
Net realized and unrealized gain (loss)               (.16)            .57             2.00            (1.40)           (.93)
                                                   ----------------------------------------------------------------------------
Total from investment operations                       .20            1.00             2.50             (.91)           (.52)
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.61)           (.65)            (.51)            (.57)           (.56)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 13.21        $  13.62         $  13.27         $  11.28        $  12.76
                                                   ============================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    1.55%           7.69%           22.59%           (7.16)%         (3.72)%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $79,023        $100,877         $114,600         $108,426        $144,612
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $86,969        $106,194         $110,337         $122,897        $160,919
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 2.72%           3.24%            4.16%            4.24%           3.04%
Total expenses                                        0.91% 4         0.95% 4,5        1.32% 4,5        1.51% 4         1.45% 4
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 50%             54%              61%              52%             69%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  34 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

CLASS N     YEAR ENDED DECEMBER 31,                  2005           2004           2003           2002          2001 1
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $13.63         $13.27         $11.29         $12.76        $13.68
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .28 2          .37 2          .49            .55           .42
Net realized and unrealized gain (loss)              (.15)           .58           2.00          (1.43)         (.84)
                                                   -------------------------------------------------------------------
Total from investment operations                      .13            .95           2.49           (.88)         (.42)
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.54)          (.59)          (.51)          (.59)         (.50)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $13.22         $13.63         $13.27         $11.29        $12.76
                                                   ===================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   1.04%          7.31%         22.45%         (6.92)%       (3.02)%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $2,485         $2,131         $1,458         $  388        $   36
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $2,378         $1,781         $  743         $  205        $   10
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                2.17%          2.79%          3.87%          4.38%         5.45%
Total expenses                                       1.45%          1.37%          1.37%          1.43%         1.22%
Expenses after payments and waivers and
reduction to custodian expenses                      1.43%          1.37%          1.35%          1.38%         1.22%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                50%            54%            61%            52%           69%

1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  35 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Convertible Securities Fund (the Fund), a portfolio of the Bond Fund Series, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class M and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class M shares are sold with a reduced front-end sales charge. Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C, M and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the


                  36 | OPPENHEIMER CONVERTIBLE SECURITIES FUND time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2005, the market value of these securities comprised 4.3% of the Fund's net assets and resulted in unrealized cumulative gains of $487,536.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be


                  37 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED              ACCUMULATED     OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                     LOSS    FOR FEDERAL INCOME
   INCOME                    GAIN     CARRYFORWARD 1,2,3,4          TAX PURPOSES
   -----------------------------------------------------------------------------
   $378,987                   $--             $104,114,259           $19,942,222

1. As of December 31, 2005, the Fund had $101,795,766 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2005, details of the capital loss carryforwards were as follows:

                       EXPIRING
                       -----------------------------
                       2009             $ 11,328,770
                       2010               90,466,996
                                        ------------
                       Total            $101,795,766
                                        ============

2. As of December 31, 2005, the Fund had $2,318,493 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2014.

3. During the fiscal year ended December 31, 2005, the Fund utilized $7,504,322 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended December 31, 2004, the Fund utilized $22,626,011 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                             INCREASE TO
                REDUCTION TO             ACCUMULATED NET
                ACCUMULATED NET            REALIZED LOSS
                INVESTMENT LOSS           ON INVESTMENTS
                ----------------------------------------
                $8,689,329                    $8,689,329


                  38 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

                                          YEAR ENDED            YEAR ENDED
                                   DECEMBER 31, 2005     DECEMBER 31, 2004
      --------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                    $21,005,819           $28,013,994

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities         $430,041,688
                                             =============
      Gross unrealized appreciation          $ 35,798,443
      Gross unrealized depreciation           (15,856,221)
                                             -------------
      Net unrealized appreciation            $ 19,942,222
                                             =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended December 31, 2005, the Fund's projected benefit obligations were decreased by $23,574 and payments of $2,545 were made to retired trustees, resulting in an accumulated liability of $89,945 as of December 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date


                  39 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings. At December 31, 2005, the Fund had $413 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED DECEMBER 31, 2005      YEAR ENDED DECEMBER 31, 2004
                                 SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------
CLASS A
Sold                          2,229,111     $ 29,269,773        6,358,012     $ 84,644,732
Dividends and/or
distributions
reinvested                      717,744        9,447,315          900,277       12,114,223
Redeemed                     (7,396,919)     (96,917,253)      (7,215,971)     (95,704,601)
                             --------------------------------------------------------------
Net increase (decrease)      (4,450,064)    $(58,200,165)          42,318     $  1,054,354
                             ==============================================================

-------------------------------------------------------------------------------------------
CLASS B
Sold                            384,419     $  5,032,394        1,168,753     $ 15,636,529
Dividends and/or
distributions
reinvested                      118,262        1,559,371          193,385        2,607,930
Redeemed                     (2,299,068)     (30,167,229)      (5,155,900)     (68,695,394)
                             --------------------------------------------------------------
Net decrease                 (1,796,387)    $(23,575,464)      (3,793,762)    $(50,450,935)
                             ==============================================================


                  40 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                             YEAR ENDED DECEMBER 31, 2005      YEAR ENDED DECEMBER 31, 2004
                                  SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------
CLASS C
Sold                             369,150     $  4,830,334        1,078,891     $ 14,393,979
Dividends and/or
distributions reinvested         125,570        1,652,747          162,119        2,182,505
Redeemed                      (1,730,481)     (22,534,583)      (1,486,132)     (19,726,325)
                              --------------------------------------------------------------
Net decrease                  (1,235,761)    $(16,051,502)        (245,122)    $ (3,149,841)
                              ==============================================================

--------------------------------------------------------------------------------------------
CLASS M
Sold                              58,022     $    752,410          140,463     $  1,876,605
Dividends and/or
distributions reinvested         206,256        2,712,110          265,627        3,571,401
Redeemed                      (1,688,476)     (22,058,275)      (1,637,323)     (21,751,112)
                              --------------------------------------------------------------
Net decrease                  (1,424,198)    $(18,593,755)      (1,231,233)    $(16,303,106)
                              ==============================================================

--------------------------------------------------------------------------------------------
CLASS N
Sold                              71,550     $    939,101          102,523     $  1,367,550
Dividends and/or
distributions reinvested           6,529           86,038            5,527           74,505
Redeemed                         (46,439)        (605,625)         (61,549)        (810,710)
                              --------------------------------------------------------------
Net increase                      31,640     $    419,514           46,501     $    631,345
                              ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2005, were as follows:

                              PURCHASES              SALES
----------------------------------------------------------
Investment securities      $231,523,499       $380,576,483
----------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.625% of the first $50 million of average annual net assets of the Fund, 0.50% of the next $250 million and 0.4375% of average annual net assets over $300 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended December 31, 2005, the Fund paid $154,236 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per


                  41 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

account fee. For the year ended December 31, 2005, the Fund paid $784,346 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C, CLASS M AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C, Class M and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. While the Class M plan permits an annual asset-based sales charge payment of 0.50%, the Board has set that payment at zero effective February 11, 2004. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C, Class M or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2005 for Class B, Class C and Class N shares were $2,401,687, $2,308,403 and $29,903, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                  42 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                           CLASS A         CLASS B         CLASS C         CLASS N
                           CLASS A         CLASS M      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END       FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                       RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------------------------------------
December 31, 2005         $114,807          $3,336            $966        $195,627         $15,359          $2,726
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended December 31, 2005, OFS waived $385 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.


                  43 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. LITIGATION Continued

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  44 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER BOND FUND SERIES:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Convertible Securities Fund (a portfolio of the Bond Fund Series), including the statement of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Convertible Securities Fund as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
February 14, 2006


                  45 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2005 which are not designated as capital gain distributions should be multiplied by 11.58% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended December 31, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $2,468,350 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended December 31, 2005, $13,982,384 or 66.56% of the ordinary distributions paid by the Fund qualifies as an interest related dividend. The Fund did not distribute a short-term capital gain.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  46 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  47 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                  48 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Edward Everett and the Manager's Growth investment team and analysts. Mr. Everett has had over 13 years of experience managing equity investments. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other convertible securities funds advised by other investment advisers. The Board noted that the Fund's three-year and five-year performance were below its peer group average and that its one-year and ten-year performance were disappointing.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other convertible securities funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group average. The Board also evaluated to what extent the fees charged and the services provided to the Fund are comparable to the fees and services for other clients or accounts advised by the Manager.


                  49 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited/Continued
--------------------------------------------------------------------------------

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those economies of scale benefit the Fund shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has not experienced recent asset growth and that, based on current asset levels, the Fund has passed its last management fee breakpoint.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                  50 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN

INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                          COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,               Principal of Courtney Associates, Inc. (venture capital firm) (since 1982); General
Chairman of the Board             Partner of Trivest Venture Fund (private venture capital fund); President of
of Trustees (since 2001);         Investment Counseling Federated Investors, Inc. (1973-1982); Trustee of the fol-
Trustee (since 1995)              lowing open-end investment companies: Cash Assets Trust, PIMCO Advisors VIT,
Age: 72                           Tax Free Trust of Arizona (since 1984) and four funds for the Hawaiian Tax Free
                                  Trust. Oversees 10 portfolios in the OppenheimerFunds complex.

JOHN CANNON,                      Director of Neuberger Berman Income Managers Trust, Neuberger & Berman
Trustee (since 1999)              Income Funds and Neuberger Berman Trust, (open-end investment companies)
Age: 75                           (1995-present); Director of Neuberger Berman Equity Funds (open-end invest-
                                  ment company) (since November 2000); Trustee, Neuberger Berman Mutual
                                  Funds (open-end investment company) (since October 1994); Mr. Cannon held the following positions at CDC Investment Advisors (registered investment adviser): Chairman and Treasurer (December 1993-February 1996), Independent
                                  Consultant and Chief Investment Officer (1996-June 2000) and Consultant
                                  and Director (December 1993-February 1999). Oversees 3 portfolios in the
                                  OppenheimerFunds complex.

PAUL Y. CLINTON,                  Principal of Clinton Management Associates (financial and venture capital con-
Trustee (since 1995)              sulting firm) (since 1996); Trustee of PIMCO Advisors VIT (open-end investment
Age: 75                           company); Trustee of Capital Cash Management Trust (money market fund)
                                  (1979-December 2004); Trustee of Narragansett Insured Tax-Free Income Fund
                                  (tax-exempt bond fund) (1996-December 2004); Trustee of Prime Cash Fund
                                  (1996-December 2004); and Director of OCC Cash Reserves, Inc. (open-end investment company) (1989-December 2002). Oversees 10 portfolios in the
                                  OppenheimerFunds complex.

DAVID K. DOWNES,                  President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc.
Trustee (since 2005)              (investment management company) (since January 2004); President of The
Age: 66                           Community Reinvestment Act Qualified Investment Fund (investment manage-
                                  ment company) (since January 2004); Independent Chairman of the Board of
                                  Trustees of Quaker Investment Trust (registered investment company) (since
                                  January 2004); Director of Internet Capital Group (information technology com-
                                  pany) (since October 2003); Chief Operating Officer and Chief Financial Officer
                                  of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National
                                  Corporation, a publicly traded company) and Delaware Investments U.S., Inc.
                                  (investment management subsidiary of Lincoln National Corporation) (1995-
                                  2003); President, Chief Executive Officer and Trustee of Delaware Investment
                                  Family of Funds (1995-2003); President and Board Member of Lincoln National
                                  Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC
                                  (1995-2003); Chairman and Chief Executive Officer of Retirement Financial
                                  Services, Inc. (registered transfer agent and investment adviser and subsidiary of
                                  Delaware Investments U.S., Inc.) (1995-2003); President and Chief Executive
                                  Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative
                                  Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital
                                  Management Corporation (investment subsidiary of Equitable Life Assurance
                                  Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (finan-
                                  cial services holding company) (1977-1985); held the following positions at the
                                  Colonial Penn Group, Inc. (insurance company): Corporate Budget Director


                  51 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

DAVID K. DOWNES,                  (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes
Continued                         (1969-1972); held the following positions at Price Waterhouse & Company
                                  (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and
                                  Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees
                                  10 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 48 portfolios in the
Trustee (since 1998)              OppenheimerFunds complex.
Age: 72

LACY B. HERRMANN,                 Founder and Chairman Emeritus of Aquila Management Corporation (open-end
Trustee (since 1995)              investment company) (since December 2004); Chairman and Chief Executive
Age: 76                           Officer of Aquila Management Corporation (since August 1984); Chairman of the Board and President of Aquila Management Corporation (August 1984-
                                  December 1984); Vice President, Director and Secretary of Aquila Distributors,
                                  Inc. (distributor of Aquila Management Corporation); Treasurer of Aquila Dis-
                                  tributors, Inc.; President and Chairman of the Board of Trustees of Capital Cash
                                  Management Trust ("CCMT"); President and Director of STCM Management
                                  Company, Inc. (sponsor and adviser to CCMT); Chairman, President and Director of InCap Management Corporation (nature of business); Sub-Advisor and
                                  Administrator of Prime Cash Fund & Short Term Asset Reserves (nature of business); Director of OCC Cash Reserves, Inc. (open-end investment company)
                                  (until June 2003); Trustee of OCC Accumulation Trust (open-end investment company); Chairman of the Board of Trustees and President of Hawaiian Tax-Free
                                  Trust (open-end investment company) (February 1985-December 2003); Trustee
                                  Emeritus of Brown University (since June 1983). Oversees 10 portfolios in the
                                  OppenheimerFunds complex.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Trustee (since 2001)              Director of Special Value Opportunities Fund, LLC (registered investment com-
Age: 62                           pany) (since September 2004); Member, Zurich Financial Investment Advisory
                                  Board (affiliate of the Manager's parent company) (since October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since August
                                  1990); Trustee of the Institute for Advanced Study (non-profit educational insti-
                                  tute) (since May 1992); Special Limited Partner of Odyssey Investment Partners,
                                  LLC (private equity investment) (January 1999-September 2004); Trustee of
                                  Research Foundation of AIMR (2000-2002) (investment research, non-profit);
                                  Governor, Jerome Levy Economics Institute of Bard College (August 1990-
                                  September 2001) (economics research); Director of Ray & Berendtson, Inc. (May
                                  2000-April 2002) (executive search firm); President and Chief Executive Officer of the Delaware Group of Mutual Funds (1992-1995); Chairman, President and
                                  Chief Executive Officer of Equitable Capital Management Corporation (1985-
                                  1992); Executive Vice President and Chief Investment Officer at The Equitable
                                  Life Assurance Society of the U.S. (1979-1992); Vice President and Co-manager at
                                  Smith Barney, Harris Upham and Company (1970-1979); Engineer, Sperry
                                  Gyroscope Company (1966-1970); former governor of the Association for
                                  Investment Management and Research; former chairman of the Institute of
                                  Chartered Financial Analysts; Chartered Financial Analyst. Oversees 48 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
AND OFFICER                       11TH FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                  INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFI-
                                  CER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                                  MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC.
                                  AND ITS AFFILIATES.


                  52 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and President
President and                     (since September 2000) of the Manager; President and director or trustee of
Principal Executive Officer       other Oppenheimer funds; President and Director of Oppenheimer Acquisition
(since 2001)                      Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
and Trustee                       Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
(since 2005)                      July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
Age: 56                           Manager) (since November 2001); Chairman and Director of Shareholder
                                  Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of
                                  OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial
                                  Asset Management Corporation, Trinity Investment Management Corporation
                                  and Tremont Capital Management, Inc. (since November 2001), HarbourView
                                  Asset Management Corporation and OFI Private Investments, Inc. (since July
                                  2001); President (since November 1, 2001) and Director (since July 2001) of
                                  Oppenheimer Real Asset Management, Inc.; Executive Vice President of Mass-
                                  achusetts Mutual Life Insurance Company (OAC's parent company) (since
                                  February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the
                                  Investment Company Institute's Board of Governors (since October 3, 2003);
                                  Chief Operating Officer of the Manager (September 2000-June 2001); President
                                  and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                  (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President,
                                  Chief Executive Officer and Director of MML Bay State Life Insurance Company
                                  (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia
                                  Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                  1998). Oversees 87 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                 THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. EVERETT
THE FUND                          AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                                  10281-1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL,
                                  COLORADO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT DEATH OR REMOVAL.

EDWARD EVERETT,                   Vice President of the Manager since January 2000; Assistant Vice President of the
Vice President and                Manager and of the Fund (January 1996-January 2000). An officer of 1 portfolio
Portfolio Manager                 in the OppenheimerFunds complex.
(since 2000)
Age: 39

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and                March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Chief Compliance Officer          Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
(since 2004                       Former Vice President and Director of Internal Audit of the Manager (1997-
Age: 55                           February 2004). An officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and                     Treasurer of the following: HarbourView Asset Management Corporation,
Principal Financial               Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer
and Accounting Officer            Real Asset Management Corporation, and Oppenheimer Partnership Holdings,
(since 1999)                      Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 46                           OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November


                  53 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                  2000), and OppenheimerFunds Legacy Program (charitable trust program
Continued                         established by the Manager) (since June 2003); Treasurer and Chief Financial
                                  Officer of OFI Trust Company (trust company subsidiary of the Manager)
                                  (since May 2000); Assistant Treasurer of the following: OAC (since March
                                  1999),Centennial Asset Management Corporation (March 1999-October 2003)
                                  and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and
                                  Chief Operating Officer of Bankers Trust Company-Mutual Fund Services
                                  Division (March 1995-March 1999). An officer of 87 portfolios in the
                                  OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)            March 2002) of the Manager; General Counsel and Director of the Distributor
Age: 57                           (since December 2001); General Counsel of Centennial Asset Management
                                  Corporation (since December 2001); Senior Vice President and General Counsel
                                  of HarbourView Asset Management Corporation (since December 2001);
                                  Secretary and General Counsel of OAC (since November 2001); Assistant
                                  Secretary (since September 1997) and Director (since November 2001) of
                                  OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                  December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                  (since November 2001); Senior Vice President, General Counsel and Director
                                  of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                  December 2001); Senior Vice President, General Counsel and Director of OFI
                                  Private Investments, Inc. and OFI Trust Company (since November 2001); Vice
                                  President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                  President and General Counsel of OFI Institutional Asset Management, Inc.
                                  (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                  December 2003); Senior Vice President (May 1985-December 2003), Acting
                                  General Counsel (November 2001-February 2002) and Associate General
                                  Counsel (May 1981-October 2001) of the Manager; Assistant Secretary
                                  of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                  Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                  OppenheimerFunds International Ltd. (September 1997-November 2001).
                                  An officer of 87 portfolios in the OppenheimerFunds complex.

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and Officers and is available without charge upon request, by calling 1.800.525.7048.


                  54 | OPPENHEIMER CONVERTIBLE SECURITIES FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $20,000 in fiscal 2005 and $20,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $156,805 in fiscal 2005 and $39,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Computations of capital gain tax liability, preparation of tax returns, preparation of Form 5500 and tax consultations on pass through of foreign withholding taxes and mortgage dollar roll transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2005 and $74 in fiscal 2004.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees include the cost to the principal accountant of attending audit committee meetings.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed $161,805 in fiscal 2005 and $45,574 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Fund Series


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006